UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09631

Cohen & Steers Institutional Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value
COMMON STOCK 97.7%
FINANCIAL—BANK 0.4%
SJB Escrow Corp., Class A, 144A (a),(b),(c),(d)	213,700	$4,274,000
REAL ESTATE 97.3%
DIVERSIFIED 7.9%
Alexander’s	25,093	7,506,069
Cousins Properties	1,558,377	12,950,113
Forest City Enterprises (d)	1,170,728	16,870,191
Lexington Realty Trust	573,857	3,735,809
Vornado Realty Trust	649,676	49,180,473
		90,242,655
HEALTH CARE 9.7%
Brookdale Senior Living (d)	971,428	20,234,845
HCP	834,241	27,529,953
Nationwide Health Properties	872,678	30,674,632
Senior Housing Properties Trust	111,667	2,473,424
Ventas	611,715	29,044,228
		109,957,082
HOTEL 7.9%
Gaylord Entertainment Co. (d)	260,514	7,630,455
Hersha Hospitality Trust	2,133,094	11,049,427
Hospitality Properties Trust	741,099	17,749,321
Host Hotels & Resorts	2,137,221	31,310,288
Hyatt Hotels Corp. (d)	302,491	11,785,049
Orient-Express Hotels Ltd.(d)	220,872	3,131,965
Pebblebrook Hotel Trust (d)	193,600	4,071,408
Sunstone Hotel Investors (d)	337,540	3,770,322
		90,498,235

	Number of Shares	Value
INDUSTRIAL 7.5%
AMB Property Corp.	201,341	$5,484,529
EastGroup Properties	498,026	18,795,501
ProLogis	4,618,262	60,961,058
		85,241,088
OFFICE 8.4%
Boston Properties	440,684	33,245,201
Kilroy Realty Corp.	185,129	5,709,378
Liberty Property Trust	723,076	24,541,200
Mack-Cali Realty Corp.	220,320	7,766,280
SL Green Realty Corp.	435,485	24,940,226
		96,202,285
OFFICE/INDUSTRIAL 1.4%
PS Business Parks	300,791	16,062,239
RESIDENTIAL 19.6%
APARTMENT 18.3%
Apartment Investment & Management Co.	1,230,962	22,662,010
AvalonBay Communities	275,017	23,747,718
BRE Properties	608,993	21,771,500
Camden Property Trust	397,287	16,539,058
Colonial Properties Trust	631,838	8,138,074
Education Realty Trust	703,205	4,036,397
Equity Residential	1,436,466	56,237,644
Essex Property Trust	93,524	8,412,484
Home Properties	359,248	16,812,806
Post Properties	507,849	11,182,835
UDR	1,070,466	18,883,020
		208,423,546
MANUFACTURED HOME 1.3%
Equity Lifestyle Properties	280,639	15,120,829
TOTAL RESIDENTIAL		223,544,375

	Number of Shares	Value
SELF STORAGE 6.6%
Public Storage	753,153	$69,282,544
Sovran Self Storage	185,022	6,449,867
		75,732,411
SHOPPING CENTER 22.7%
COMMUNITY CENTER 9.4%
Developers Diversified Realty Corp.	2,355,040	28,660,837
Inland Real Estate Corp.	463,858	4,244,301
Kimco Realty Corp.	2,086,026	32,625,447
Regency Centers Corp.	449,307	16,835,533
Weingarten Realty Investors	1,182,604	25,496,942
		107,863,060
REGIONAL MALL 13.3%
Macerich Co.	448,280	17,173,607
Simon Property Group	1,601,328	134,351,419
		151,525,026
TOTAL SHOPPING CENTER		259,388,086
SPECIALTY 5.6%
Digital Realty Trust	274,525	14,879,255
Plum Creek Timber Co.	472,336	18,378,594
Rayonier	500,691	22,746,392
Weyerhaeuser Co.	166,712	7,547,052
		63,551,293
TOTAL REAL ESTATE		1,110,419,749
TOTAL COMMON STOCK (Identified cost—$812,430,835)		1,114,693,749
SHORT-TERM INVESTMENTS 2.7%
MONEY MARKET FUNDS
Federated Government Obligations Fund, 0.02%(e)	15,177,194	15,177,194
State Street Institutional Liquid Reserves Fund, 0.13%(e)	15,182,161	15,182,161
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$30,359,355)		30,359,355

		Value

TOTAL INVESTMENTS (Identified cost—$842,790,190)	100.4%	$1,145,053,104

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.4)	(4,301,356)

NET ASSETS (Equivalent to $33.28 per share based on 34,272,414 shares of common stock outstanding)	100.0%	$1,140,751,748

Note: Percentages indicated are based on the net assets of the Fund.

(a) Fair valued security.  This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors.  Aggregate fair value securities represent 0.4% of net assets of the Fund.

(b) Illiquid security.  Aggregate holdings equal 0.4% of net assets of the Fund.

(c) Resale is restricted to qualified institutional investors.  Aggregate holdings equal 0.4% of net assets of the Fund.

(d) Non-income producing security.

(e) Rate quoted represents the seven day yield of the fund.

Cohen & Steers Institutional Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the manager) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the manager determines that the bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value.  Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in

Cohen & Steers Institutional Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS - (Continued)

the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock — Financial - Bank	$4,274,000	$—	$—	$4,274,000
Common Stock — Real Estate	1,110,419,749	1,110,419,749	—	—
Money Market Funds	30,359,355	—	30,359,355	—
Total Investments	$1,145,053,104	$1,110,419,749	$30,359,355	$4,274,000

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities

Balance as of December 31, 2009	$—

Net purchases	4,274,000

Balance as of March 31, 2010	$4,274,000

Investments classified as Level 3 infrequently trade and have significant unobservable inputs. The Level 3 common stock has been fair valued utilizing inputs and assumptions which include book value, recent comparables in similar securities, as well as liquidity and market risk factors.

Cohen & Steers Institutional Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS - (Continued)

Note 2. Income Tax Information

As of March 31, 2010, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$842,790,190
Gross unrealized appreciation	$302,264,661
Gross unrealized depreciation	(1,747)
Net unrealized appreciation	$302,262,914

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: June 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal executive officer		Title: Treasurer and principal financial officer

Date: June 1, 2010